Deferred taxes and contributions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	R$ 1,411,788	R$ 1,119,259	R$ 1,012,595
Deferred tax asset, changes	311,465	292,529	106,664
Deferred income tax assets, ending	1,723,253	1,411,788	1,119,259
Deferred income tax liabilities, beginning	(1,313,712)	(1,308,537)	(1,296,334)
Deferred tax liabilities, changes	(3,071,432)	(5,175)	(12,203)
Deferred income tax liabilities, ending	(4,385,144)	(1,313,712)	(1,308,537)
Opening balance	98,076	(189,278)	(283,739)
Deferred tax assets, net, changes	(2,759,967)	287,354	94,461
Closing balance	(2,661,891)	98,076	(189,278)
- corresponding entry to the income statement	(2,756,296)	315,218	78,751
- corresponding entry to valuation adjustments to equity (Note 22)	(3,671)	(27,864)	15,710
Total net change	(2,759,967)	287,354	94,461
Tax Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	666,131	560,404	503,374
Deferred tax asset, changes	173,733	105,727	57,030
Deferred income tax assets, ending	839,864	666,131	560,404
Pension Obligations - G1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	135,231	141,606	150,577
Deferred tax asset, changes	(10,033)	(6,375)	(8,971)
Deferred income tax assets, ending	125,198	135,231	141,606
Donations [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	45,140	46,088	47,589
Deferred tax asset, changes	(1,819)	(948)	(1,501)
Deferred income tax assets, ending	43,321	45,140	46,088
Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	182,519	199,363	183,963
Deferred tax asset, changes	(5,248)	(16,844)	15,400
Deferred income tax assets, ending	177,271	182,519	199,363
Estimated Losses With Other Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	54,905	47,629	36,876
Deferred tax asset, changes	(4,390)	7,276	10,753
Deferred income tax assets, ending	50,515	54,905	47,629
Estimated Losses With Inventory Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	74,939	63,718	57,197
Deferred tax asset, changes	52,901	11,221	6,521
Deferred income tax assets, ending	127,840	74,939	63,718
Estimated Losses With Works And Projects [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	1,839	1,839	1,334
Deferred tax asset, changes	55,767		505
Deferred income tax assets, ending	57,606	1,839	1,839
Estimated Losses With The Writeoff Of Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	8,930	8,930	14,018
Deferred tax asset, changes	33,882		(5,088)
Deferred income tax assets, ending	42,812	8,930	8,930
Performance Agreements [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	62,517
Deferred tax asset, changes	12,153	62,517
Deferred income tax assets, ending	74,670	62,517
PVA - Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	102,216	95,626	35,821
Deferred tax asset, changes	(1,303)	6,590	59,805
Deferred income tax assets, ending	100,913	102,216	95,626
Loss Hedge [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning
Deferred tax asset, changes	4,302
Deferred income tax assets, ending	4,302
Derivative Financial Instruments Profit Loss [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning
Deferred tax asset, changes	3,297
Deferred income tax assets, ending	3,297
Deferred Taxes Other [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	77,421	(45,944)	(18,154)
Deferred tax asset, changes	(1,777)	123,365	(27,790)
Deferred income tax assets, ending	75,644	77,421	(45,944)
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(329,060)	(353,817)	(368,235)
Deferred tax liabilities, changes	14,419	24,757	14,418
Deferred income tax liabilities, ending	(314,641)	(329,060)	(353,817)
Capitalization Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(465,510)	(457,669)	(404,931)
Deferred tax liabilities, changes	4,148	(7,841)	(52,738)
Deferred income tax liabilities, ending	(461,362)	(465,510)	(457,669)
Profit On Supply Government Entities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(348,514)	(346,650)	(353,262)
Deferred tax liabilities, changes	14,037	(1,864)	6,612
Deferred income tax liabilities, ending	(334,477)	(348,514)	(346,650)
Financial Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning
Deferred tax liabilities, changes	(3,111,446)
Deferred income tax liabilities, ending	(3,111,446)
Actuarial Gain - G1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(121,425)	(93,561)	(109,271)
Deferred tax liabilities, changes	(3,671)	(27,864)	15,710
Deferred income tax liabilities, ending	(125,096)	(121,425)	(93,561)
Construction Margin [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(40,579)	(43,323)	(46,079)
Deferred tax liabilities, changes	2,737	2,744	2,756
Deferred income tax liabilities, ending	(37,842)	(40,579)	(43,323)
Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(8,624)	(13,517)	(14,556)
Deferred tax liabilities, changes	8,344	4,893	1,039
Deferred income tax liabilities, ending	R$ (280)	R$ (8,624)	R$ (13,517)